Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of changes in outstanding ELTIP and EDIP awards

Changes in Outstanding ELTIP and EDIP awards (in thousands of shares transferable upon vesting)
	Year ended
	December 31, 2025		December 31, 2024		December 31, 2023
	EDIP	ELTIP	EDIP	ELTIP	EDIP	ELTIP
Outstanding at beginning of year	628	1,151	665	915	621	705
Granted	135	361	105	573	199	395
Vested (fair value in 2025: $22.4 million, 2024: $14.2 million; 2023: $11.2 million)	(263)	(274)	(139)	(333)	(155)	(185)
Forfeitures and cancellations	—	(2)	(3)	(4)	—	—
Outstanding at end of year	500	1,236	628	1,151	665	915

Schedule of share-based compensation cost recognized in net income

Share-based Compensation Cost Recognized in the Financial Statements
	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	EDIP and ELTIP	EDIP and ELTIP	EDIP and ELTIP
EDIP and ELTIP	21,350	19,971	19,676
ESPP (employee contributions and value of discount from market price)	564	595	679
Share-based Compensation Cost Recognized in Net Income	21,914	20,566	20,355
Deduct: Fair value of awards withheld for employees' payroll tax purposes	(211)	(118)	(123)
Share-based Compensation Cost Recognized in Additional Paid-in Capital	21,703	20,448	20,232

Schedule of unrecognized compensation cost

	Year ended
Unrecognized Share-based Compensation Cost	December 31, 2025		December 31, 2024
	Unrecognized cost	Weighted average years over which it is expected to be recognized	Unrecognized cost	Weighted average years over which it is expected to be recognized
EDIP	6,573	1.52	8,829	1.88

ELTIP
Time vesting shares	8	0.12	66	1.12
Performance vesting shares	15,053	1.65	15,877	1.79
Total unrecognized expense	21,634		24,772